Related Party Disclosures (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Apr. 25, 2019	Jun. 30, 2021	Jul. 10, 2020	Jul. 30, 2021	Dec. 02, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	May 31, 2021
Disclosure of transactions between related parties [line items]
Borrowings, interest rate						10.36%	10.15%	9.96%
Losses on disposals of investments						$ (0)	$ (0)	$ 24,149,000
Finance income						1,743,000	598,000	4,627,000
Services expense						64,028,000	63,901,000	55,419,000
Key Management Personnel Base Salary						340,000
Key management personnel compensation						340,000	1,060,000	900,000
Navios Vega [Member]
Disclosure of transactions between related parties [line items]
[custom:RatePerDay]						25,800
Navios Holdings [member] | Navios Holdings Agreement [member]
Disclosure of transactions between related parties [line items]
Notional amount	$ 50,000,000
Brokerage fee expense	$ 500,000
Finance income							0	4,222,000
Navios Holdings [member] | Navios Holdings Agreement [member] | Amendment [member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate					10.00%
Line Of Credit Facility Increase Decrease For Period Net					$ 20,000,000
Borrowings, maturity					December 2024
Navios Holdings [member] | Navios Holdings Agreement [member] | First Year [member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	12.75%
Navios Holdings [member] | Navios Holdings Agreement [member] | Second Year [member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	14.75%
Navios Holdings [member] | Administrative Services Agreement [Member]
Disclosure of transactions between related parties [line items]
General and administrative expense						2,910,000	1,431,000	1,144,000
Grimaud [member] | Common shares [member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate										13.00%
Increase (decrease) in number of shares outstanding			2,414,263
Interest payable			$ 6,381,000
Number of shares issued and fully paid				752,000
Proceeds from issuing shares				$ 3,704,000
Losses on disposals of investments								24,149,000
Grimaud [member] | Promissory Note [Member]
Disclosure of transactions between related parties [line items]
Debt instruments issued				$ 20,000,000					$ 10,000,000
Supplemental Navios Holdings Loan Agreement [member]
Disclosure of transactions between related parties [line items]
Borrowings, scope		Grimaud and Navios Holdings agreed to amend the Navios Holdings Loan Agreement
Debt Instrument Prepayment Amount		$ 7,500,000
Number of shares issued and fully paid		9,301,542
Repayment date		July 13, 2021
Empresa Hotelera Argentina S.A. Pit Jet [member] | Lodging and travel services [member]
Disclosure of transactions between related parties [line items]
Services expense						$ 25,000	$ 8,000	0
Amounts payable, related party transactions								$ 0